Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		3 Months Ended						5 Months Ended	9 Months Ended		12 Months Ended
	Jul. 16, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss		$ (40,390,883)	$ (3,801,090)	$ (3,335,370)	$ (1,944,963)	$ (1,273,380)	$ (855,771)	$ (630,935)	$ (47,527,343)	$ (4,074,114)	$ (8,028,536)	$ (630,235)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation									5,207	221	664	0
Change in fair value of SAFE notes		31,601,632			1,248,279			547,000	35,239,799	2,500,000	4,987,665
Stock-based compensation								700	5,567,153	139,880	140,935
Changes in operating assets and liabilities:
Prepaid expenses									(225,010)	(77,386)	(32,113)
Accounts payable								18,994	118,414	45,892	75,803
Accrued expenses									343,493		31,777
Accrued compensation									(18,019)	62,256	34,863
Net cash used in operating activities								(64,241)	(6,496,306)	(1,403,251)	(2,788,942)	(64,241)
Cash flows from investing activities:
Purchases of property and equipment									(28,704)	(2,436)	(2,657)
Net cash used in investing activities									(28,704)	(2,436)	(2,657)
Cash flows from financing activities:
Proceeds from exercise of restricted stock awards								3	1,116	5,393	4,692
Proceeds from SAFE notes								1,000,000	2,972,839	4,490,000	8,580,000
Proceeds from private placement								40	30,000,000
Offering costs									(2,935,909)
Payment of related party loan										(10,000)	(10,000)
Net cash provided by financing activities								1,010,043	30,038,046	4,485,393	8,574,692
Net increase in cash and cash equivalents	$ 945,802								23,513,036	3,079,706		5,783,093
Cash and cash equivalents, beginning of the period				$ 6,728,895			$ 945,802		6,728,895	945,802	945,802
Cash and cash equivalents, end of the period		$ 30,241,931			$ 4,025,508			$ 945,802	30,241,931	4,025,508	6,728,895	$ 945,802
Supplemental cash flow information:
Cash paid for interest										$ 350	$ 350
Conversion of SAFE Notes into common stock									$ 53,328,419